Schedule H, Line 4i - Schedule of Plan Assets 2 (Details) - EBP 36-4007085 001 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Investment, Identifier [Axis]: ParticipantLoansMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Participant loans	$ 6,049,867
Investment, Identifier [Axis]: ParticipantLoansMember | Maximum [Member]
EBP, Asset Held for Investment, Participant Loan, Maturity Date	Dec. 31, 2035
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%
Investment, Identifier [Axis]: ParticipantLoansMember | Minimum [Member]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%
Stable Value Fund [Member] | Investment, Identifier [Axis]: FidelityManagedIncomePortfolioMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Management Trust Company [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 1,423,523
EBP, Employer, Common Stock [Member] | Investment, Identifier [Axis]: HubGroupIncCommonStockMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Hub Group [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 5,489,532
Common Collective Trust [Member]
Current Value	$ 218,387,629
Common Collective Trust [Member] | Investment, Identifier [Axis]: BTCLifepath2030GMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Blackrock Institutional Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 16,939,795
Common Collective Trust [Member] | Investment, Identifier [Axis]: BTCLifepath2035GMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Blackrock Institutional Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 26,606,334
Common Collective Trust [Member] | Investment, Identifier [Axis]: BTCLifepath2040GMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Blackrock Institutional Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 22,379,282
Common Collective Trust [Member] | Investment, Identifier [Axis]: BTCLifepath2045GMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Blackrock Institutional Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 21,236,120
Common Collective Trust [Member] | Investment, Identifier [Axis]: BTCLifepath2050GMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Blackrock Institutional Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 27,004,063
Common Collective Trust [Member] | Investment, Identifier [Axis]: BTCLifepath2055GMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Blackrock Institutional Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 25,276,851
Common Collective Trust [Member] | Investment, Identifier [Axis]: BTCLifepath2060GMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Blackrock Institutional Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 11,800,140
Common Collective Trust [Member] | Investment, Identifier [Axis]: BTCLifepath2065GMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Blackrock Institutional Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 3,140,893
Common Collective Trust [Member] | Investment, Identifier [Axis]: BtcLifepathRETGMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Blackrock Institutional Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 16,346,908
Common Collective Trust [Member] | Investment, Identifier [Axis]: GGFklnSmCapValMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Great Gray Trust Company [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 826,992
Common Collective Trust [Member] | Investment, Identifier [Axis]: IntlGrowthIIR1Member
EBP, Investment, Issuer Name [Extensible Enumeration]	Great Gray Trust Company [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 4,494,249
Common Collective Trust [Member] | Investment, Identifier [Axis]: LargeCapGrthIIR1Member
EBP, Investment, Issuer Name [Extensible Enumeration]	Great Gray Trust Company [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 33,182,561
Common Collective Trust [Member] | Investment, Identifier [Axis]: LargeCapValueIIR1Member
EBP, Investment, Issuer Name [Extensible Enumeration]	Great Gray Trust Company [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 4,489,789
Common Collective Trust [Member] | Investment, Identifier [Axis]: MidCapValIIR1Member
EBP, Investment, Issuer Name [Extensible Enumeration]	Great Gray Trust Company [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 4,278,073
Common Collective Trust [Member] | Investment, Identifier [Axis]: SmallCapGrowthR1Member
EBP, Investment, Issuer Name [Extensible Enumeration]	Great Gray Trust Company [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 385,579
Money Market Funds [Member] | Investment, Identifier [Axis]: MoneyMarketFundMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 165,310
EBP, Self-Directed Brokerage Account [Member] | Investment, Identifier [Axis]: SelfdirectedBrokerageAccountsMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 8,649,629
Mutual Fund [Member]
Current Value	$ 63,121,349
Mutual Fund [Member] | Investment, Identifier [Axis]: AfBalancedR6Member
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 2,926,537
Mutual Fund [Member] | Investment, Identifier [Axis]: BlkrkHighYldBdKMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Blackrock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 429,437
Mutual Fund [Member] | Investment, Identifier [Axis]: BrStratGlbBdKMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Blackrock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 41,501
Mutual Fund [Member] | Investment, Identifier [Axis]: DfaEmrgMktCoreEqMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Dimensional Fund Advisors [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 2,685,917
Mutual Fund [Member] | Investment, Identifier [Axis]: Fid500IndexMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 29,155,503
Mutual Fund [Member] | Investment, Identifier [Axis]: FidGovtMmktK6Member
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 6,337,617
Mutual Fund [Member] | Investment, Identifier [Axis]: FidIntlIndexMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 3,483,398
Mutual Fund [Member] | Investment, Identifier [Axis]: FidInvGrBdMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 3,087,281
Mutual Fund [Member] | Investment, Identifier [Axis]: FidMidCapIdxMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 2,114,808
Mutual Fund [Member] | Investment, Identifier [Axis]: FidRealEstateIdxMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 786,437
Mutual Fund [Member] | Investment, Identifier [Axis]: FidSmCapIdxMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 2,954,341
Mutual Fund [Member] | Investment, Identifier [Axis]: FidUSBondIdxMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 935,319
Mutual Fund [Member] | Investment, Identifier [Axis]: FklnConvrtblSecR6Member
EBP, Investment, Issuer Name [Extensible Enumeration]	Franklin [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 1,648,514
Mutual Fund [Member] | Investment, Identifier [Axis]: FklnUtilitiesR6Member
EBP, Investment, Issuer Name [Extensible Enumeration]	Franklin [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 751,340
Mutual Fund [Member] | Investment, Identifier [Axis]: GSInflProSecsR6Member
EBP, Investment, Issuer Name [Extensible Enumeration]	Goldman Sachs [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 433,058
Mutual Fund [Member] | Investment, Identifier [Axis]: JPMCorePlusBndR6Member
EBP, Investment, Issuer Name [Extensible Enumeration]	JP Morgan [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 1,907,189
Mutual Fund [Member] | Investment, Identifier [Axis]: JPMMidCapGrthR6Member
EBP, Investment, Issuer Name [Extensible Enumeration]	JP Morgan [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 2,561,645
Mutual Fund [Member] | Investment, Identifier [Axis]: PimcoIncomeInstMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Pimco [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 881,507